SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2019	December 31, 2018
Short-term bank loans and other credit facilities including commercial paper[1]	2,271	1,968
Current portion of long-term debt	520	1,130
Lease obligations	316	69
Total	3,107	3,167
1.
The weighted average interest rate on short-term borrowings outstanding was 1.3% and 1.3% as of June 30, 2019 and December 31, 2018, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2019	December 31, 2018
Corporate
5.5 billion Revolving Credit Facility	2023	Floating		—	—
€750 million Unsecured Notes[2]	2019	Fixed	3.00%	—	858
500 Unsecured Notes	2020	Fixed	5.13%	324	324
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	230	228
€600 million Unsecured Notes	2020	Fixed	2.88%	681	685
1.0 billion Unsecured Bonds	2020	Fixed	5.25%	624	623
1.5 billion Unsecured Notes	2021	Fixed	5.50%	754	754
€500 million Unsecured Notes	2021	Fixed	3.00%	567	570
€750 million Unsecured Notes	2022	Fixed	3.13%	851	856
1.1 billion Unsecured Notes	2022	Fixed	6.25%	656	656
€500 million Unsecured Notes	2023	Fixed	0.95%	565	568
€750 million Unsecured Notes[3]	2024	Fixed	2.25%	848	—
500 Unsecured Notes	2025	Fixed	6.13%	498	497
750 Unsecured Notes[4]	2026	Fixed	4.55%	744	—
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	671	670
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
Other loans	2020 - 2021	Fixed	1.25% - 3.46%	198	114
EIB loan	2025	Fixed	1.16%	382	401
7.0 billion Essar Acquisition Bridge Facility[5]	2020	Floating	3.31%	—	1,000
Other loans	2019 - 2035	Floating	0.00% - 4.35%	699	639
Total Corporate				9,720	9,871

Americas
Other loans	2019 - 2026	Fixed/Floating	2.50% - 10.00%	78	84
Total Americas				78	84

Europe, Asia & Africa
EBRD facility[6]	2024	Floating	4.10% - 4.40%	175	50
Other loans	2019 - 2027	Fixed/Floating	0.00% - 5.76%	92	86
Total Europe, Asia & Africa				267	136

Total				10,065	10,091
Less current portion of long-term debt				(520)	(1,130)

Total long-term debt (excluding lease obligations)				9,545	8,961
Long-term lease obligations [7]				1,178	355
Total long-term debt, net of current portion				10,723	9,316

1.
Rates applicable to balances outstanding at June 30, 2019, including the effect of decreases following upgrades. For debt that has been redeemed in its entirety during first half of 2019, the interest rate refers to the rates at the repayment date. On February 1, 2018, S&P upgraded ArcelorMittal’s credit rating and placed it on stable outlook. On June 22, 2018, Moody's upgraded ArcelorMittal’s credit rating and placed it on stable outlook. On July 13, 2018, Fitch upgraded ArcelorMittal’s credit rating and placed it on stable outlook.

2.	Amount outstanding was repaid at the original maturity, March 25, 2019.

3.	New issuance of €750 million Notes on January 17, 2019 maturing in 2024.

4.	New issuance of 750 Notes on March 11, 2019, maturing in 2026.

5.	Amount outstanding in 2018 was repaid on March 22, 2019 and March 29, 2019

6.	Draw-down of 125 on June 21, 2019.
7.
Net of current portion of 316 and 69 as of June 30, 2019 and December 31, 2018, respectively. Further information regarding leases is provided in note 12 - Leases.